Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Intangible Assets [Abstract]
Summary of other intangible assets

Licenses & software
£000s
Cost
At January 1, 2020	102
Additions	3
Translation adjustment	2
At December 31, 2020	107
At January 1, 2021	107
Additions	23
Translation adjustment	-
At December 31, 2021	130
Accumulated depreciation
At January 1, 2020	68
Charge for the year	20
Translation adjustment	2
At December 31, 2020	90
At January 1, 2021	90
Charge for the year	16
Translation adjustment	-
At December 31, 2021	106
Net book value
As at December 31 2020	17
As at December 31 2021	24